Operating facility and loan and derivative assets and liabilities	12 Months Ended
Jun. 30, 2023
Operating Facility And Loan And Derivative Assets And Liabilities [Abstract]
Operating facility and loan and derivative assets and liabilities	Operating facility and loan and derivative assets and liabilities
(a)    Operating facility and loan

(i)On October 18, 2019, the Company entered into a new loan facility with two banks and drew down $34,800 which is repayable in quarterly installment of $1,450 over 5 years on a straight line basis. Separately, as required under the agreement, the Company locked in half of the original loan amount by entering a 5-year interest rate credit swap with the two banks for $8,700 each. On March 28, 2022 the credit agreement was amended and the LIBOR rate was replaced with the Secured Overnight Financing Rate (SOFR) and as at March 31, 2023 all loans were converted to SOFR based loans. The repayment schedule for the loan has not been impacted by these changes. The balance outstanding against this term loan facility as of June 30, 2023 is $13,050 (June 30, 2022 - $18,850). As at June 30, 2023, term loan facility balance of $5,800 (June 30, 2022 - $5,800) is classified as current and $7,250 (June 30, 2022 - $13,050) as long-term in the consolidated statements of financial position.

(ii)On March 31, 2021, the Company amended its term loan facility with its lenders and drew down a second loan of $52,500 to fund part of the acquisition of StarBlue Inc. At the time of the draw down of the additional amounts, the following amendments were made to the agreement:

•The provision for additional funding related to VoIP Innovations under the original agreement was no longer necessary and has been cancelled.
•The swingline facility was converted from CAD $2,000 to USD $1,500
•The revolver facility was converted from CAD $8,000 to USD $6,000
•The debt to equity ratio calculation now allows the Company to offset up to $10,000 of unrestrained funds against the outstanding amount of the debt.

The incremental draw is repayable, on a straight-line basis, through quarterly payments of $2,188 and is due to mature on December 31, 2024. As at June 30, 2023, $8,750 (June 30, 2022 - $8,750) of the incremental facility is classified as current and $24,063 (June 30, 2022 - $32,812) is classified as long-term in the consolidated statements of financial position.
(iii)On March 28, 2022, the Company amended its term loan facility with its lenders and drew down a third loan of $45,000 to fund part of the acquisition of NetFortris Corporation. At the time of the draw down of the additional amounts, the following amendments were made to the agreement: As at March 31, 2023 all loans were converted to SOFR based loans. The incremental draw is repayable, on a straight-line basis, through quarterly payments of $1,875 and is due to mature on March 28, 2027. On June 28, 2022, the Company amended its term loan facility with its lenders, the amended repayment for the first twelve quarterly payments of $788 and $2,963 thereafter. As at June 30, 2023, $3,150 (June 30, 2022 - $3,150) of the incremental facility is classified as current and $37,912 (June 30, 2022 - $41,063) is classified as long-term in the condensed consolidated statements of financial position.

(iv)On April 6, 2023 the Company further amended the term loan facility to reflect certain administrative amendments and to increase the amount of the revolving credit facility from $6,000 to $20,000 and the amount of the swingline credit facility from $1,500 to $5,000. As of June 30, 2023, the amount of $13,900 (June 30, 2022 - $nil) remains outstanding and is classified as long term in the consolidated statements of financial position.
For the year ended June 30, 2023, the Company incurred interest costs to service its borrowing facilities, comprising of the loans and operating facilities, in the amount of $5,897 (June 30, 2022 - $2,635). During the year ended June 30, 2023, the Company borrowed $nil (June 30, 2022 - $45,000) in term loans and repaid $17,700 ( June 30, 2022 - $15,338). During the year ended June 30, 2023, the Company borrowed $13,900 (June 30, 2022 - $nil) on its revolving credit facility as a part of the overall capital management.
Under its credit agreements with its lenders, the Company must satisfy certain financial covenants, principally in respect of total funded debt to earnings before interest, taxes and amortization (“EBITDA”), and debt service coverage ratio. As at June 30, 2023, and June 30, 2022 the Company was in compliance with all covenants related to its credit agreements.

(b)    Derivative assets and liabilities

The Company uses derivative financial instruments to hedge its exposure to interest rate risks. All derivative financial instruments are recognized as either assets or liabilities at fair value on the consolidated statements of financial position. Upon entering into a hedging arrangement with an intent to apply hedge accounting, the Company formally documents the hedge relationship and designates the instrument for financial reporting purposes as a fair value hedge, a cash flow hedge, or a net investment hedge. When the Company determines that a derivative financial instrument qualifies as a cash flow hedge and is effective, the changes in fair value of the instrument are recorded in accumulated other comprehensive loss, net of tax in the consolidated statements of financial position and will be reclassified to earnings when the hedged item affects earnings.

On January 21, 2020, the Company converted its US Base Rate loan to a one-month LIBOR loan plus the credit spread based on the syndicated loan agreement entered into on October 18, 2019. Separately, as required under the agreement, the Company locked in half of the original loan amount by entering into a 5-year interest rate credit swap with the two banks for $8,700 each to manage its exposure to changes in LIBOR-based interest rates. As of March 31, 2023 this was converted to a SOFR. The interest rate swap hedges the variable cash flows associated with the borrowings under the loan facility, effectively providing a fixed rate of interest for five years of the six-year loan term.

The interest rate swap arrangement with two banks became effective on January 31, 2020, with a maturity date of December 31, 2024. The notional amount of the swap agreement at inception was $17,400 and decreases in line with the term of the loan facility. Effective March 31, 2022, Sangoma US Inc. entered into a fixed rate swap transaction worth $43,750 over a five year period and terminating on February 28, 2027. As of June 30, 2023, the notional amount of the interest rate swap was $39,621 (June 30, 2022 – $51,397). The interest rate swap has a weighted average fixed rate of 1.80% (June 30, 2022 – 1.80%) and have been designated as an effective cash flow hedge and therefore qualifies for hedge accounting.

As at June 30, 2023, the fair value of the interest rate swap assets were valued at current of $1,218 (June 31, 2022 - $648) and non-current $768 (June 30, 2022 – $700). The current and non-current derivative assets were recording in the consolidated statements of financial position.
For the year ended June 30, 2023, the change in fair value of the interest rate swaps, net of tax, was a gain of $496 (June 30, 2022 – gain of $1,172) was recorded in other comprehensive loss in the consolidated statements of loss and comprehensive loss. The fair value of interest rate swap is determined based on the market conditions and the terms of the interest rate swap agreement using the discounted cash flow methodology. Any differences between the hedged SOFR rate and the fixed rate are recorded as interest expense on the same period that the related interest is recorded for the loan facility based on the SOFR rate.